Stock-Based Compensation - Narrative (Details) 10-Q - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Oct. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested award, option, cost not yet recognized, amount	$ 5,800,000	$ 6,800,000
Options, outstanding, intrinsic value	0	0
Options, exercisable, intrinsic value	0	0
2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares)			1,578,507
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 700,000	$ 3,500,000
Nonvested award, cost not yet recognized, period for recognition	3 years 1 month 6 days	3 years 2 months 12 days
Options, grants in period, weighted average grant date fair value (in dollars per share)	$ 7.04	$ 7.04
Stock options | 2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award expiration period	10 years	10 years
Stock options | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	1 year	1 year
Stock options | Minimum | 2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	36 months	36 months
Stock options | Minimum | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights, percentage	25.00%	25.00%
Stock options | Minimum | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	24 months	24 months
Stock options | Maximum | 2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	48 months	48 months
Stock options | Maximum | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights, percentage	33.00%	33.00%
Stock options | Maximum | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	36 months	36 months